[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS -- MONEY MARKET FUNDS


                               MONEY MARKET
                                      FUNDS

       CLASS A, CLASS B, AND CLASS C SHARES


                                          GOVERNMENT OBLIGATIONS FUND
                                          OHIO TAX FREE OBLIGATIONS FUND
                                          PRIME OBLIGATIONS FUND
                                          TAX FREE OBLIGATIONS FUND
                                          TREASURY OBLIGATIONS FUND






                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                     1 FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

4.45%           5.73%           3.47%
--------------------------------------------------------------------------------
1999            2000            2001

Best Quarter:
Quarter ending      December 31, 2000     1.48%

Worst Quarter:
Quarter ending      December 31, 2001     0.46%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Government Obligations Fund (Class A)            4/29/98       3.47%       4.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(1)                                                                  $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%
Distribution and Service (12b-1) Fees                                                     0.25%
Other Expenses                                                                            0.21%
Total Annual Fund Operating Expenses                                                      0.81%
Contractual Waiver of Fund Expenses(3)                                                   (0.02)%
NET EXPENSES(4)                                                                           0.79%
------------------------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

(4)Certain service providers intend to voluntarily waive additional fees so that net operating expenses paid by the fund for the fiscal year ending September 30, 2002, are:

Voluntary Waiver of Fund Expenses                  (0.04)%
TOTAL ACTUAL NET EXPENSES (AFTER WAIVERS)           0.75%

VOLUNTARY FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000


                     2 FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                  3 FUND PROFILE - First American Ohio Tax Free Obligations Fund

FIRST AMERICAN OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

2.85%           2.69%           3.37%           2.07%
--------------------------------------------------------------------------------
1998            1999            2000            2001

Best Quarter:
Quarter ending      December 31, 2000     0.90%

Worst Quarter:
Quarter ending      December 31, 2001     0.31%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)         12/2/97       2.07%       2.76%
--------------------------------------------------------------------------------

(1)On 9/26/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/26/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(1)                                                                  $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%
Distribution and Service (12b-1) Fees                                                     0.25%
Other Expenses                                                                            0.27%
Total Annual Fund Operating Expenses                                                      0.87%
Contractual Waiver of Fund Expenses(3)                                                   (0.08)%
NET EXPENSES(4)                                                                           0.79%
------------------------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

(4)Certain service providers intend to voluntarily waive additional fees so that net operating expenses paid by the fund for the fiscal year ending September 30, 2002, are:

Voluntary Waiver of Fund Expenses                 (0.04)%
TOTAL ACTUAL NET EXPENSES (AFTER WAIVERS)          0.75%

VOLUNTARY FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $270
 5 years                                                                    $474
10 years                                                                  $1,065


                  4 FUND PROFILE - First American Ohio Tax Free Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                          5 FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

4.97%   5.12%   5.04%   4.57%   5.79%   3.55%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending      December 31, 2000     1.49%

Worst Quarter:
Quarter ending      December 31, 2001     0.48%

AVERAGE ANNUAL TOTAL RETURNS      Inception                                Since
AS OF 12/31/01                         Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)    1/21/95       3.55%        4.81%       4.93%
--------------------------------------------------------------------------------
Prime Obligations Fund (Class B)    1/23/95       2.87%        4.10%       4.20%
--------------------------------------------------------------------------------
Prime Obligations Fund (Class C)     2/1/99       2.85%          N/A       3.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                None       None        None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None      5.00%(1)    1.00%(1)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(2)                                                                  $25        $25         $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(3) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%      0.35%       0.35%
Distribution and Service (12b-1) Fees                                                     0.25%      1.00%       1.00%
Other Expenses                                                                            0.24%      0.16%       0.16%
Total Annual Fund Operating Expenses                                                      0.84%      1.51%       1.51%
Contractual Waiver of Fund Expenses(4)                                                   (0.02)%    (0.03)%     (0.03)%
NET EXPENSES(5)                                                                           0.82%      1.48%       1.48%
-------------------------------------------------------------------------------------------------------------------------

(1)Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(2)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(3)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(4)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.82%, 1.48%, and 1.48%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

(5)Certain service providers intend to voluntarily waive additional fees for Class A shares so that net operating expenses paid by the fund for the fiscal year ending September 30, 2002, are:

Voluntary Waiver of Fund Expenses                  (0.01)%    (0.00)%   (0.00)%
TOTAL ACTUAL NET EXPENSES (AFTER WAIVERS)           0.81%      1.48%     1.48%

VOLUNTARY FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                               CLASS B                                       CLASS C
                                      CLASS B             assuming no                CLASS C             assuming no
                          assuming redemption              redemption    assuming redemption              redemption
               CLASS A  at end of each period   at end of each period  at end of each period   at end of each period
--------------------------------------------------------------------------------------------------------------------
 1 year            $84                   $651                    $151                   $349                    $249
 3 years          $266                   $874                    $474                   $569                    $569
 5 years          $464                 $1,021                    $821                   $913                    $913
10 years        $1,035                 $1,618                  $1,618                 $1,881                  $1,881


                          6 FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                       7 FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1) (Class A)

[BAR CHART]

2.65%   2.87%   2.85%   2.59%   3.46%   2.08%
--------------------------------------------------------------------------------
1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending      June 30, 2000         0.92%

Worst Quarter:
Quarter ending      December 31, 2001     0.29%


AVERAGE ANNUAL TOTAL RETURNS          Inception                 Five       Since
AS OF 12/31/01                             Date    One Year    Years   Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)      1/9/95       2.08%    2.77%       2.79%
--------------------------------------------------------------------------------

(1)Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
   Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(1)                                                                  $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%
Distribution and Service (12b-1) Fees                                                     0.25%
Other Expenses                                                                            0.21%
Total Annual Fund Operating Expenses                                                      0.81%
Contractual Waiver of Fund Expenses(3)                                                   (0.02)%
NET EXPENSES(4)                                                                           0.79%
------------------------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

(4)Certain service providers intend to voluntarily waive additional fees so that net operating expenses paid by the fund for the fiscal year ending September 30, 2002, are:

Voluntary Waiver of Fund Expenses                 (0.04)%
TOTAL ACTUAL NET EXPENSES (AFTER WAIVERS)          0.75%

VOLUNTARY FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000


                       8 FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                       9 FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

4.84%   4.38%   5.60%   3.36%
--------------------------------------------------------------------------------
1998    1999    2000    2001

Best Quarter:
Quarter ending      December 31, 2000     1.47%

Worst Quarter:
Quarter ending      December 31, 2001     0.43%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)              11/3/97       3.36%       4.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(1)                                                                  $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%
Distribution and Service (12b-1) Fees                                                     0.25%
Other Expenses                                                                            0.21%
Total Annual Fund Operating Expenses                                                      0.81%
Contractual Waiver of Fund Expenses(3)                                                   (0.02)%
NET EXPENSES(4)                                                                           0.79%
------------------------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

(4)Certain service providers intend to voluntarily waive additional fees so that net operating expenses paid by the fund for the fiscal year ending September 30, 2002, are:

Voluntary Waiver of Fund Expenses                 (0.04)%
TOTAL ACTUAL NET EXPENSES (AFTER WAIVERS)          0.75%

VOLUNTARY FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000


                      10 FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN MONEY MARKET FUNDS

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bancorp Asset Management, Inc. is the investment advisor for each of the funds. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, it had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Class A shares are offered at net asset value with no front-end sales load or contingent deferred sales charge (CDSC). For Prime Obligations Fund, Class B and Class C shares are only available in exchange for Class B or Class C shares, respectively, of another First American fund or, in the case of Class B shares, to set up a systematic exchange program to purchase Class B shares of other First American funds. Class B shares are subject to a CDSC within six years of the date the original First American fund was purchased; you will pay a 5% CDSC in the first year, declining to 0% by the beginning of the seventh year. At the beginning of the seventh year, Class B shares are converted to Class A shares. Class C shares are subject to a 1% CDSC if shares are redeemed within 18 months of the date you purchased the original First American fund shares.

You may purchase shares of the funds by contacting your investment professional or financial institution. You may also purchase shares of the funds by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 800 677-FUND.

--------------------------------------------------------------------------------
SELLING SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the funds through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 800 677-FUND. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

FIRST AMERICAN FUNDS
P.O. Box 3011
Milwaukee, WI 53201-3011

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the funds, unless you request otherwise. Dividends from each fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions, wire and electronic funds transfers, automatic investing, systematic withdrawals, and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 800 677-FUND.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

12/2001 FPR-MM-02


                              11 FUND PROFILE - First American Money Market Fund

[LOGO] FIRST AMERICAN FUNDS(TM)            DECEMBER 31, 2001



                                           FUND PROFILE

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS -- MONEY MARKET FUNDS


                          PRIME OBLIGATIONS
                                       FUND

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES







                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUND THAT IS
                                           INCLUDED IN THE FUND'S PROSPECTUS.
                                           THE FUND'S PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUND, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUND THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUND AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


--------------------------------------------------------------------------------
        NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------


                          1 FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

3.54%   2.99%   4.08%   5.78%   5.23%   5.39%   5.32%   4.96%   6.16%   3.91%
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

Best Quarter:
Quarter ending        March 31, 1991       1.65%

Worst Quarter:
Quarter ending        December 31, 2001    0.56%

AVERAGE ANNUAL TOTAL RETURNS     Inception
AS OF 12/31/00                        Date    One Year   Five Years    Ten Years
--------------------------------------------------------------------------------
Prime Obligations Fund              3/1/90       3.91%        5.14%        4.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                       NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                                           0.35%
Distribution and Service (12b-1) Fees                                                      None
Other Expenses                                                                            0.16%
Total Annual Fund Operating Expenses                                                      0.51%
Waiver of Fund Expenses(2)                                                               (0.03)%
NET EXPENSES(2)                                                                           0.48%
------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $49
 3 years                                                                    $161
 5 years                                                                    $282
10 years                                                                    $638


                          2 FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2001


                          3 FUND PROFILE - First American Prime Obligations Fund